Right-of-Use Assets (Details) - USD ($)			6 Months Ended		12 Months Ended
	Jan. 01, 2025	Aug. 01, 2022	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets [Line Items]
Amortization			$ 69,466	$ 102,051	$ 118,049	$ 205,424
Office Lease [Member]
Right-of-Use Assets [Line Items]
Monthly rent	$ 12,000	$ 20,000
Term of lease	2 years	2 years